ACQUISITION OF WILD STREAK LLC - Fair value of intangible assets and goodwill acquired (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 shares	Sep. 03, 2021 EUR (€)	Sep. 03, 2021 USD ($)	Jun. 02, 2021 EUR (€)	Jun. 02, 2021 USD ($)
Fair value of assets acquired, and liabilities assumed:
Shares issued upon settlement of deferred consideration (in shares) | shares	761,754
Shares issued upon settlement of deferred consideration	€ 6,764
Wild Streak LLC
Purchase price:
Cash			€ 62	$ 75	€ 8,206	$ 10,000
Shares to be issued					13,746	20,000
Deferred consideration					62
Total purchase price					22,014	$ 30,000
Fair value of assets acquired, and liabilities assumed:
Cash and cash equivalents					124
Accounts receivable					408
Trade payables and other liabilities					(87)
Net assets acquired and liabilities assumed					445
Goodwill					4,790
Shares issued upon settlement of deferred consideration (in shares) | shares	761,754	0
Shares issued upon settlement of deferred consideration	€ 6,764
Wild Streak LLC | Brands
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets					311
Wild Streak LLC | Customer relationships
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets					10,857
Wild Streak LLC | Intellectual property identified upon business combination
Fair value of assets acquired, and liabilities assumed:
Fair value of intangible assets					€ 5,611